UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04375

Name of Fund: BlackRock New York Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock New York Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 06/30/2012

Date of reporting period: 03/31/2012

Item 1 – Schedule of Investments

Schedule of Investments March 31, 2012 (Unaudited)	BlackRock New York Municipal Bond Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York — 84.5%
Corporate — 8.9%
Chautauqua County Industrial Development Agency, RB, NRG Dunkirk Power Project, 5.88%, 4/01/42	$750	$798,060
Essex County Industrial Development Agency New York, RB, International Paper Co. Project, Series A, AMT, 6.63%, 9/01/32	350	379,984
Jefferson County Industrial Development Agency New York, Refunding RB, Solid Waste, Series A, AMT, 5.20%, 12/01/20	250	254,865
New York City Industrial Development Agency, RB, AMT:
American Airlines Inc., JFK International Airport, 7.75%, 8/01/31 (a)(b)	2,000	1,994,920
British Airways Plc Project, 5.25%, 12/01/32	1,000	856,840
Continental Airlines Inc. Project, 8.00%, 11/01/12	340	343,431
Continental Airlines Inc. Project, Mandatory Put Bonds, 8.38%, 11/01/16	250	252,265
New York City Industrial Development Agency, Refunding RB, Terminal One Group Association Project, AMT, 5.50%, 1/01/24 (a)	2,500	2,619,550
New York Liberty Development Corp., RB, Goldman Sachs Headquarters:
5.25%, 10/01/35	6,000	6,511,380
5.50%, 10/01/37	405	455,455
Suffolk County Industrial Development Agency New York, RB, KeySpan, Port Jefferson, AMT, 5.25%, 6/01/27	1,360	1,384,113
Suffolk County Industrial Development Agency New York, Refunding RB, Ogden Martin System Huntington, AMT (AMBAC), 6.25%, 10/01/12	7,155	7,356,771
		23,207,634
County/City/Special District/School District — 19.6%
Amherst Development Corp., RB, University at Buffalo Foundation Faculty-Student Housing Corp., Series A (AGM), 4.63%, 10/01/40	305	315,071
Buffalo & Erie County Industrial Land Development Corp., RB, Buffalo State College Foundation Housing Corp., 5.38%, 10/01/41	840	902,278
City of New York New York, GO:
Series A-1, 5.00%, 8/01/35	400	442,380
Sub-Series I-1, 5.38%, 4/01/36	2,650	2,978,971

Municipal Bonds	Par (000)	Value
New York (continued)
County/City/Special District/School District (continued)
City of Syracuse New York, GO, 4.75%, 11/01/31	$500	$516,315
Hudson New York Yards Infrastructure Corp., RB, Series A:
5.00%, 2/15/47	5,970	6,104,325
5.75%, 2/15/47	100	111,851
(AGM), 5.00%, 2/15/47	1,050	1,080,104
(NPFGC), 4.50%, 2/15/47	3,815	3,716,535
New York City Industrial Development Agency, RB, PILOT:
CAB, Yankee Stadium (AGC), 6.10%, 3/01/42 (d)	5,000	1,013,850
CAB, Yankee Stadium (AGC), 6.24%, 3/01/45 (d)	1,500	255,150
Queens Baseball Stadium (AGC), 6.50%, 1/01/46	700	783,713
Queens Baseball Stadium (AMBAC), 5.00%, 1/01/36	1,610	1,542,943
Queens Baseball Stadium (AMBAC), 5.00%, 1/01/39	1,000	951,790
New York City Transitional Finance Authority, RB:
Fiscal 2008, Series S-1, 4.50%, 1/15/38	500	511,225
Fiscal 2009, Series S-1, 5.63%, 7/15/38	200	222,966
Fiscal 2009, Series S-3, 5.25%, 1/15/39	2,100	2,274,111
Series S-2 (NPFGC), 4.50%, 1/15/31	1,250	1,291,813
New York Convention Center Development Corp., RB, Hotel Unit Fee Secured (AMBAC), 5.00%, 11/15/44	3,315	3,389,720
New York Liberty Development Corp., Refunding RB:
4 World Trade Center Project, 5.00%, 11/15/31	860	937,434
4 World Trade Center Project, 5.75%, 11/15/51	1,340	1,504,110
7 World Trade Center, Class 1, 4.00%, 9/15/35 (c)	1,500	1,473,075
7 World Trade Center, Class 3, 5.00%, 3/15/44 (c)	1,720	1,759,250
Second Priority, Bank of America Tower at One Bryant Park Project, 5.63%, 7/15/47	9,305	10,030,232

BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2012	1

Schedule of Investments (continued)	BlackRock New York Municipal Bond Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
County/City/Special District/School District (concluded)
New York Liberty Development Corp., Refunding RB (concluded):
Second Priority, Bank of America Tower at One Bryant Park Project, 6.38%, 7/15/49	$1,200	$1,322,784
New York State Dormitory Authority, RB, State University Dormitory Facilities, Series A:
5.25%, 7/01/29	5	5,600
5.00%, 7/01/39	750	809,010
Niagara County Industrial Development Agency, Refunding RB, Series A, Mandatory Put Bonds, AMT, 5.45%, 11/15/26 (a)	3,975	4,018,566
North Country Development Authority, Refunding RB (AGM), 6.00%, 5/15/15	625	666,806
St. Lawrence County Industrial Development Agency, RB, Clarkson University Project, 5.38%, 9/01/41	275	303,064
		51,235,042
Education — 13.6%
City of Troy New York, Refunding RB, Rensselaer Polytechnic, Series A, 5.13%, 9/01/40	4,375	4,662,569
Hempstead Town Industrial Development Agency, RB, Adelphi University Civic Facility, 5.50%, 6/01/12 (e)	2,250	2,270,137
Madison County Industrial Development Agency New York, RB, Commons II LLC, Student Housing, Series A (CIFG), 5.00%, 6/01/33	400	401,868
Nassau County Industrial Development Agency, Refunding RB, New York Institute of Technology Project, Series A, 4.75%, 3/01/26	1,000	1,054,750
New York City Industrial Development Agency, RB, Lycee Francais de New York Project, Series C, 6.80%, 6/01/28	2,500	2,573,150
New York State Dormitory Authority, RB:
Personal Income Tax, Series G, 5.00%, 8/15/32	1,975	2,233,567
New York University, Series 1 (AMBAC), 5.50%, 7/01/40	500	641,685
New York University, Series A, 5.00%, 7/01/37 (c)	1,490	1,645,899
Rochester Institute of Technology, Series A, 6.00%, 7/01/33	1,000	1,151,970
Rochester University, Series A, 5.13%, 7/01/14 (e)	1,500	1,660,935

Municipal Bonds	Par (000)	Value
New York (continued)
Education (concluded)
New York State Dormitory Authority, RB (concluded):
Rochester University, Series A, 5.75%, 7/01/39 (f)	$1,000	$991,730
Rochester University, Series B, 5.00%, 7/01/39	550	574,283
Rockefeller University, Series B, 4.00%, 7/01/38	835	824,254
The New School The (AGM), 5.50%, 7/01/43	1,000	1,100,060
New York State Dormitory Authority, Refunding RB:
Brooklyn Law School, 5.75%, 7/01/33	475	534,807
Skidmore College, Series A, 5.25%, 7/01/29	135	151,486
State University Educational Facilities, Series A, 5.00%, 5/15/29	2,000	2,264,780
Teachers College, 5.50%, 3/01/39	850	932,297
Schenectady County Industrial Development Agency, Refunding RB, Union College Project, 5.00%, 7/01/31	1,000	1,054,690
Suffolk County Industrial Development Agency, Refunding RB, New York Institute of Technology Project, 5.00%, 11/01/12 (e)	750	766,133
Tompkins County Development Corp., RB, Ithaca College Project (AGM), 5.50%, 7/01/33	450	504,702
Trust for Cultural Resources, RB, Series A:
Carnegie Hall, 4.75%, 12/01/39	1,550	1,614,604
Carnegie Hall, 5.00%, 12/01/39	1,325	1,402,724
Juilliard School, 5.00%, 1/01/39	1,050	1,143,282
Utica Industrial Development Agency New York, RB, Munson-Williams- Proctor Arts Institute:
5.38%, 7/15/20	1,000	1,006,930
5.40%, 7/15/30	1,210	1,216,219
Yonkers Industrial Development Agency New York, RB, Sarah Lawrence College Project, Series A, 6.00%, 6/01/41	1,000	1,102,570
		35,482,081
Health — 17.5%
Dutchess County Local Development Corp., Refunding RB, Health Quest System Inc., Series A, 5.75%, 7/01/40	300	323,232

BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2012	2

Schedule of Investments (continued)	BlackRock New York Municipal Bond Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
Health (continued)
Erie County Industrial Development Agency, RB, Episcopal Church Home, Series A:
5.88%, 2/01/18	$540	$540,302
6.00%, 2/01/28	375	375,109
Monroe County Industrial Development Corp., RB, Unity Hospital of Rochester Project (FHA), 5.50%, 8/15/40	1,050	1,167,474
Nassau County Industrial Development Agency, Refunding RB, Special Needs Facilities Pooled Program, Series F-1 (ACA), 4.90%, 7/01/21	525	465,643
New York City Health & Hospital Corp., Refunding RB, Health System, Series A, 5.00%, 2/15/30	1,000	1,088,780
New York City Industrial Development Agency, RB:
A Very Special Place Inc. Project, Series A, 6.13%, 1/01/13	65	65,394
A Very Special Place Inc. Project, Series A, 7.00%, 1/01/33	1,600	1,599,872
PSCH Inc. Project, 6.38%, 7/01/33	2,555	2,529,169
Special Needs Facilities Pooled Program, Series A-1, 6.50%, 7/01/17	1,000	1,003,100
Special Needs Facilities Pooled Program, Series C-1, 6.50%, 7/01/17	2,540	2,547,874
New York City Industrial Development Agency, Refunding RB (ACA), Special Needs Facilities Pooled Program:
Series A-1, 4.38%, 7/01/20	1,000	869,250
Series A-1, 4.50%, 7/01/30	210	158,558
Series C-1, 5.10%, 7/01/31	525	423,460
New York State Dormitory Authority, RB:
Healthcare, Series A, 5.00%, 3/15/38	250	270,570
Hudson Valley Hospital (BHAC), 5.00%, 8/15/36	750	796,350
New York & Presbyterian Hospital (AGM), 5.00%, 8/15/36	1,000	1,026,510
New York State Association for Retarded Children, Inc., Series B (AMBAC), 6.00%, 7/01/32	700	800,114
North Shore-Long Island Jewish Health System, Series A, 5.00%, 5/01/32	2,500	2,704,650
North Shore-Long Island Jewish Health System, Series A, 5.50%, 5/01/37	1,675	1,851,478

Municipal Bonds	Par (000)	Value
New York (continued)
Health (continued)
New York State Dormitory Authority, RB (concluded):
North Shore-Long Island Jewish Health System, Series A, 5.75%, 5/01/37	$1,725	$1,947,042
NYU Hospital Center, Series A, 5.75%, 7/01/31	1,055	1,175,766
NYU Hospital Center, Series A, 5.00%, 7/01/36	1,500	1,553,085
NYU Hospital Center, Series B, 5.63%, 7/01/37	530	566,517
New York State Dormitory Authority, Refunding RB:
Mount Sinai Hospital, Series A, 5.00%, 7/01/26	1,635	1,748,861
North Shore-Long Island Jewish Health System, Series E, 5.50%, 5/01/33	1,000	1,104,050
Orange County Industrial Development Agency New York, RB, Special Needs Facilities Pooled Program, Series G-1 (ACA), 4.90%, 7/01/21	845	749,464
Suffolk County Industrial Development Agency New York, RB:
Huntington Hospital Project, Series B, 5.88%, 11/01/32	2,000	2,066,600
Special Needs Facilities Pooled Program, Series D-1, 6.50%, 7/01/17	135	135,419
Special Needs Facilities Pooled Program, Series D-1 (ACA), 4.90%, 7/01/21	330	292,690
Sullivan County Industrial Development Agency New York, RB, Special Needs Facilities Pooled Program, Series H-1 (ACA), 4.90%, 7/01/21	330	292,690
Westchester County Healthcare Corp. New York, RB, Senior Lien, Series A, Remarketing, 5.00%, 11/01/30	3,075	3,198,400
Westchester County Healthcare Corp. New York, Refunding RB, Senior Lien, Series B, 6.00%, 11/01/30	375	422,644
Westchester County Industrial Development Agency New York, MRB, Kendal on Hudson Project, Series A:
6.50%, 1/01/13 (e)	5,200	5,444,244
6.38%, 1/01/24	1,000	1,005,000
Westchester County Industrial Development Agency New York, RB, Special Needs Facilities Pooled Program, Series E-1 (ACA), 4.90%, 7/01/21	350	310,429

BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2012	3

Schedule of Investments (continued)	BlackRock New York Municipal Bond Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
Health (concluded)
Yonkers Industrial Development Agency New York, RB, Sacred Heart Associations Project, Series A, AMT (SONYMA), 5.00%, 10/01/37	$1,640	$1,689,922
		45,727,347
Housing — 5.4%
Monroe County Industrial Development Agency, IDRB, Southview Towers Project, AMT (SONYMA), 6.25%, 2/01/31	1,000	1,001,560
New York City Housing Development Corp., RB, Series C, AMT, 5.05%, 11/01/36	1,220	1,242,753
New York Mortgage Agency, Refunding RB, AMT:
Series 101, 5.40%, 4/01/32	1,935	1,936,064
Series 133, 4.95%, 10/01/21	395	408,027
Series 143, 4.90%, 10/01/37	1,690	1,705,666
New York State HFA, RB, AMT:
Division Street (SONYMA), 5.10%, 2/15/38	875	887,250
Highland Avenue Senior Apartments (SONYMA), 5.00%, 2/15/39	2,000	2,021,420
Kensico Terrace Apartments (SONYMA), 4.90%, 2/15/38	645	650,547
M/F Housing, Watergate II, 4.75%, 2/15/34	580	582,036
Yonkers EDC, Refunding RB, Riverview II (Freddie Mac), 4.50%, 5/01/25	3,000	3,140,670
Yonkers Industrial Development Agency New York, RB, Monastery Manor Associates LP Project, AMT (SONYMA), 5.25%, 4/01/37	585	596,373
		14,172,366
State — 5.4%
New York State Dormitory Authority, LRB, Municipal Health Facilities, Sub-Series 2-4, 4.75%, 1/15/30	700	740,957
New York State Dormitory Authority, RB, Mental Health Services Facilities Improvement, Series A (AGM), 5.00%, 2/15/22	1,000	1,140,690
New York State Dormitory Authority, Refunding RB, Upstate Community Colleges, Series B, 5.25%, 7/01/21	1,565	1,707,634
New York State Thruway Authority, Refunding RB, Series A-1, 5.00%, 4/01/29	1,000	1,123,330
New York State Urban Development Corp., RB, State Personal Income Tax, Series A, 3.50%, 3/15/28	1,750	1,755,337

Municipal Bonds	Par (000)	Value
New York (continued)
State (concluded)
New York State Urban Development Corp., Refunding RB:
Clarkson Center for Advance Materials, 5.50%, 1/01/20	$1,685	$2,045,809
University Facilities Grants, 5.50%, 1/01/19	3,500	4,228,280
State of New York, GO, Series A, 5.00%, 2/15/39	1,250	1,367,638
		14,109,675
Tobacco — 1.4%
New York Counties Tobacco Trust I, RB, Tobacco Pass Thru, Series B:
6.50%, 6/01/35	750	728,100
6.63%, 6/01/42	490	477,476
Niagara County Tobacco Asset Securitization Corp. New York, RB, Asset-Backed, 6.25%, 5/15/40 (a)	1,000	930,170
Tobacco Settlement Financing Corp. New York, RB, Asset-Backed, Series A-1 (AMBAC), 5.25%, 6/01/20	1,455	1,532,129
		3,667,875
Transportation — 6.8%
Hudson New York Yards Infrastructure Corp., RB (AGC), 5.00%, 2/15/47	1,000	1,028,670
Metropolitan Transportation Authority, RB:
Series A, 5.63%, 11/15/39	500	556,380
Series C, 6.50%, 11/15/28	1,760	2,140,899
New York Liberty Development Corp., RB, 1 World Trade Center, Port Authority Consolidated, 5.00%, 12/15/41	1,000	1,079,990
Onondaga County Industrial Development Agency New York, RB, AMT Air Cargo:
Senior, 6.13%, 1/01/32	3,940	3,797,648
Subordinate, 7.25%, 1/01/32	1,365	1,324,446
Port Authority of New York & New Jersey, RB, Special Project, JFK International Air Terminal, Series 6:
6.00%, 12/01/42	2,000	2,220,060
AMT (NPFGC), 6.25%, 12/01/13	2,575	2,672,567
AMT (NPFGC), 6.25%, 12/01/14	2,620	2,757,497
		17,578,157
Utilities — 5.9%
Long Island Power Authority, RB:
General, Series A (AGM), 5.00%, 5/01/36	500	537,365
General, Series C (CIFG), 5.25%, 9/01/29	3,000	3,406,260
Long Island Power Authority, Refunding RB, Series A:
5.50%, 4/01/24	1,250	1,447,337
6.00%, 5/01/33	2,450	2,843,029

BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2012	4

Schedule of Investments (continued)	BlackRock New York Municipal Bond Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (concluded)
Utilities (concluded)
Long Island Power Authority, Refunding RB, Series A (concluded):
5.75%, 4/01/39	$300	$339,216
New York City Municipal Water Finance Authority, RB:
Fiscal 2008, Series A, 5.00%, 6/15/38	1,570	1,695,066
Fiscal 2009, Series A, 5.75%, 6/15/40	500	581,535
Second General Resolution, 5.00%, 6/15/32	950	1,063,677
Series FF-2, 5.50%, 6/15/40	800	903,832
New York City Municipal Water Finance Authority, Refunding RB, Second General Resolution Series EE, 4.00%, 6/15/45	1,540	1,509,385
New York State Environmental Facilities Corp., RB, Revolving Funds NYC Municipal Water, 5.00%, 6/15/36	1,000	1,104,720
		15,431,422
Total Municipal Bonds in New York		220,611,599

Guam — 1.5%
State — 0.4%
Territory of Guam, GO, Series A, 7.00%, 11/15/39	970	1,051,383
Tobacco — 0.3%
Guam Economic Development & Commerce Authority, Refunding RB, Tobacco Settlement Asset-Backed, 5.63%, 6/01/47	1,075	874,255
Utilities — 0.8%
Guam Government Waterworks Authority, Refunding RB, Water, 5.88%, 7/01/35	2,000	2,022,520
Total Municipal Bonds in Guam		3,948,158

Puerto Rico — 5.9%
County/City/Special District/School District — 0.8%
Puerto Rico Sales Tax Financing Corp., RB, CAB, Series A, 5.71%, 8/01/35 (d)	3,000	799,080
Puerto Rico Sales Tax Financing Corp., Refunding RB, CAB, First Sub-Series A- 1, 4.15%, 8/01/24 (d)	2,000	1,160,820
		1,959,900
Housing — 0.7%
Puerto Rico Housing Finance Authority, Refunding RB, Subordinate, Capital Fund Modernization, 5.13%, 12/01/27	1,750	1,867,530

Municipal Bonds	Par (000)	Value
Puerto Rico (concluded)
State — 2.4%
Puerto Rico Commonwealth Infrastructure Financing Authority, RB, CAB, Series A (d):
(AMBAC), 4.99%, 7/01/44	$1,100	$143,660
(FGIC), 4.77%, 7/01/42	7,470	1,126,476
Puerto Rico Public Buildings Authority, RB, Government Facilities, Series I, 5.25%, 7/01/14 (e)	55	60,753
Puerto Rico Sales Tax Financing Corp., RB:
CAB, Series A, 5.56%, 8/01/32 (d)	500	165,350
First Sub-Series A, 5.75%, 8/01/37	2,000	2,204,460
First Sub-Series A (AGM), 5.00%, 8/01/40	1,000	1,040,690
Puerto Rico Sales Tax Financing Corp., Refunding RB, CAB, Series A (NPFGC), 5.74%, 8/01/41 (d)	7,500	1,441,725
		6,183,114
Transportation — 1.5%
Puerto Rico Highway & Transportation Authority, RB, Series Y (AGM), 6.25%, 7/01/21 (a)	1,000	1,186,710
Puerto Rico Highway & Transportation Authority, Refunding RB (AGM):
Series AA, 4.95%, 7/01/26	2,175	2,289,187
Series CC, 5.50%, 7/01/30	450	507,992
		3,983,889
Utilities — 0.5%
Puerto Rico Aqueduct & Sewer Authority, Refunding RB, Senior Lien, Series A, 6.00%, 7/01/38	500	525,975
Puerto Rico Electric Power Authority, Refunding RB, Series VV (NPFGC), 5.25%, 7/01/30	745	829,811
		1,355,786
Total Municipal Bonds in Puerto Rico		15,350,219

Total Municipal Bonds – 91.9%		239,909,976

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (g)
New York — 13.2%
County/City/Special District/School District — 3.6%
City of New York New York, GO, Series J, 5.00%, 5/15/23	1,800	1,950,912
New York City Transitional Finance Authority, RB, Series D, 5.00%, 11/01/38	1,650	1,821,732

BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2012	5

Schedule of Investments (continued)	BlackRock New York Municipal Bond Fund
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (g)	Par (000)	Value
New York (concluded)
County/City/Special District/School District (concluded)
New York Convention Center Development Corp., RB, Hotel Unit Fee Secured (AMBAC), 5.00%, 11/15/35	$3,200	$3,299,200
New York Liberty Development Corporation, Refunding RB, 4 World Trade Center Project, 5.00%, 11/15/44	830	878,713
New York State Dormitory Authority, RB, State University Dormitory Facilities, Series A, 5.25%, 7/01/29	1,350	1,512,027
		9,462,584
Transportation — 4.4%
Hudson New York Yards Infrastructure Corp., Senior RB, 5.75%, 2/15/47	2,250	2,516,435
New York Liberty Development Corp., RB, World Trade Center Port Authority, 5.25%, 12/15/43	6,495	7,192,108
Port Authority of New York & New Jersey, RB, Consolidated 169th Series, AMT, 5.00%, 10/15/26	1,500	1,679,865
		11,388,408
Utilities — 5.2%
New York City Municipal Water Finance Authority, Refunding RB:
Second General Resolution, Fiscal 2012, Series BB, AMT, 5.00%, 6/15/44	3,751	4,065,960
Second General Resolution, Series HH, 5.00%, 6/15/32	2,790	3,123,851
Series A, 4.75%, 6/15/30	4,000	4,325,000
Suffolk County Water Authority, Refunding RB, New York Water System, 3.00%, 6/01/25	1,996	1,989,555
		13,504,366
Total Municipal Bonds in New York		34,355,358

Puerto Rico — 0.4%
State — 0.4%
Puerto Rico Sales Tax Financing Corp., Refunding RB, Series C, 5.25%, 8/01/40	1,010	1,093,588
Total Municipal Bonds in Puerto Rico		1,093,588

Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts – 13.6%		35,448,946
Total Long-Term Investments (Cost – $260,539,397) – 105.5%		275,358,922

Short-Term Securities	Shares	Value
BIF New York Municipal Money Fund, 7/30/22 (h)(i)	5,951,381	$5,951,381
Total Short-Term Securities (Cost – $5,951,381) – 2.3%		5,951,381
Total Investments (Cost - $266,490,778*) – 107.8%		281,310,303
Liabilities in Excess of Other Assets – (0.4)%		(1,147,782)
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable – (7.3)%		(19,098,658)
Net Assets Applicable to Common Shares – 100.0%		$261,063,863

*	As of March 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$247,150,788
Gross unrealized appreciation	$16,745,206
Gross unrealized depreciation	(1,925,681)
Net unrealized appreciation	$14,819,525

(a)	Variable rate security. Rate shown is as of report date.

(b)	Issuer filed for bankruptcy and/or is in default of interest payments.

(c)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
JPMorgan Securities	$3,232,325	$25,774
Merrill Lynch	$1,645,899	$8,836

(d)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(e)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(f)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(g)	Securities represent bonds transferred to a TOB in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(h)	Represents the current yield as of report date.

(i)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2012	6

Schedule of Investments (continued)	BlackRock New York Municipal Bond Fund

Affiliate	Shares Held at June 30, 2011	Net Activity	Shares Held at March 31, 2012	Income

BIF New York Municipal Money Fund	1,241,982	4,709,399	5,951,381	—

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ACA	American Capital Access Corp.
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
BHAC	Berkshire Hathaway Assurance Corp.
CAB	Capital Appreciation Bonds
CIFG	CDC IXIS Financial Guaranty
EDC	Economic Development Corp.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
Freddie Mac	Federal Home Loan Mortgage Corp.
GO	General Obligation Bonds
HFA	Housing Finance Agency
IDRB	Industrial Development Revenue Bonds
LRB	Lease Revenue Bonds
M/F	Multi-Family
MRB	Mortgage Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
PILOT	Payment in Lieu of Taxes
RB	Revenue Bonds
SONYMA	State of New York Mortgage Agency

•	Financial futures contracts sold as of March 31, 2012 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
120	10-Year US Treasury Note	Chicago Board of Trade	June 2012	$15,538,125	$127,897

•

For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of March 31, 2012 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$275,358,922	—	$275,358,922
Short-Term Securities	$5,951,381	—	—	5,951,381
Total	$5,951,381	$275,358,922	—	$281,310,303

[1]	See above Schedule of Investments for values in each sector.

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Interest Rate Contracts	$127,897	—	—	$127,897

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2012	7

Schedule of Investments (concluded)	BlackRock New York Municipal Bond Fund

Certain of the Fund’s assets and liabilities are held at carrying amount which approximates fair value. Such assets and liabilities are categorized within the disclosure hierarchy as follows:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Cash	$53,001	—	—	$53,001
Cash pledged as collateral for financial futures contracts	106,000			106,000
Liabilities:
TOB trust certificates	—	$(19,092,230)	—	(19,092,230)
Total	$159,001	$(19,092,230)	—	$(18,933,229)

There were no transfers between levels during the period ended March 31, 2012.

BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2012	8

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock New York Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock New York Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust

Date: May 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock New York Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust

Date: May 23, 2012

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock New York Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust

Date: May 23, 2012